ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2011	December 31, 2012
Taxes payable	7,876	2,635
Deposits from customers	7,399	6,996
Accrued professional costs	1,776	1,210
Accrued staff expenses	3,791	5,866
Accrued selling expenses	846	995
Others	1,188	1,210

	22,876	18,912